Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
(Loss) profit for the year		$ (68,300)	$ 40,343	$ 36,126
Depreciation of property, plant and equipment		6,970	5,781	5,656
Depreciation of right-of-use assets		6,366	6,170	6,255
Amortization of intangibles		6,709	6,243	4,933
Income tax (benefit) expense, net		(16,287)	5,617	11,613
Finance expense (income)		28,775	21,128	(37,926)
Unrealized net foreign currency exchange difference		20,309	(24,869)	1,652
Share of result of joint ventures		493	(503)	919
Net (gain) loss on sale of property, plant and equipment		25	560	450
Net loss on sale or disposal of intangibles		5,218	56	187
Impairment loss on property, plant and equipment			6,723	4,689
Impairment loss on right-of-use assets			374	356
Impairment loss on intangible assets		1,983	859	135
Impairment loss on goodwill			5,791	838
Inventory provision		16,574	12,132	6,332
Expected credit loss		3,358	2,931	2,673
Provisions		595	91	43
Cash flow from operating activities before changes in working capital		12,788	89,427	44,931
Changes in working capital:
Trade and other receivables, net		35,557	(5,570)	(10,799)
Amounts owed by related parties		938	2,284	470
Inventories, net		(2,384)	6,591	(34,109)
Current taxes assets		(3,502)	2,864	895
Other current assets		2,744	1,433
Trade and other payables		38,383	32,511	(29,997)
Amounts owed to related parties		1,378	3,271	49,180
Current taxes liabilities		6,052	(6,507)	(6,708)
Employee benefits and other liabilities		4,253	(8,034)	7,062
Provisions		(388)	(101)	(416)
Other financial assets		2,002	(7,626)	143
Other assets		1,064	2,560	2,206
Cash generated from operations		98,885	113,103	22,858
Income tax paid		(10,456)	(5,468)	(7,308)
Cash flow provided by operating activities		88,429	107,635	15,550
Investing activities
Acquisition of property, plant and equipment and acquisition of right of use assets		(19,375)	(20,331)	(23,157)
Proceeds from sale of property, plant and equipment		43		1,681
Acquisition and development of intangibles		(5,635)	(12,462)	(10,963)
Proceeds from related parties			42	61
Payment of hedging derivative financial instruments		(1,792)	(1,878)
Cash flow used in investing activities		(26,759)	(34,629)	(32,378)
Financing activities
Proceeds from borrowings		81,679	83,253	136,257
Payments of borrowings		(135,620)	(137,955)	(124,916)
Proceeds from secured convertible note		38,614
Advances from related parties				61
Payments to related parties				(7,191)
Proceeds from loans with related parties		5,000
Interest paid on borrowings		(33,556)	(34,832)	(10,028)
Payment of lease liabilities		(5,697)	(5,992)	(6,679)
Repurchase of treasury shares		(822)	(2,184)
Other distributions			(120)	(300)
Cash flow used in financing activities		(50,402)	(97,830)	(12,796)
Net increase (decrease) in cash		11,268	(24,824)	(29,624)
Cash and cash equivalents at beginning of the year		17,514	43,003	72,112
Effect of foreign currency exchange rate changes		1,535	(665)	515
Cash and cash equivalents at end of the year		30,317	17,514	43,003
Non-cash financing and investing activities	[1]	$ 64,032	$ 60,165	$ 50,897

[1]	For the year ended December 31, 2024, non-cash investing and financing activities include new lease liabilities $ 3,849 (December 31, 2023: $2,574, December 31, 2022: $12,647), interest capitalization on property, plant and equipment under IAS 23 $1,354 (December 31, 2023: $912, 2022: $196), invoices from suppliers financed via reverse factoring classified as Borrowings $40,739 (December 31, 2023: $47,161, December 31, 2022: $32,358), capitalization of certain liabilities with related parties $18,090 (December 31, 2023: $0, December 31, 2022: $0) and derivative financial liabilities $0 (December 31, 2023: $1,792, December 31, 2022: $0).